Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Cash flows – operating activities
Net loss for the period	$ (10,770,000)	$ (3,314,000)		$ (12,819,000)	$ (15,610,000)
Adjustments:
Depreciation	14,000	14,000		58,000	46,000
Interest expense	173,000			400,000
Share based payments	4,208,000	1,389,000		3,024,000	1,551,000
Share based payments for advisory services	1,009,000
Exchange rate differences	32,000	15,000		109,000	1,000
Revaluation of financial liabilities accounted at fair value	(1,259,000)	(701,000)		125,000	6,149,000
Gain from disposal of property and equipment				(1,000)
Changes in operating assets and liabilities:
(Decrease) Increase in other current assets	(25,000)	27,000		42,000	(86,000)
Increase in accounts receivable	53,000	26,000		(156,000)	(43,000)
Increase (decrease) in trade accounts payable	709,000	157,000		684,000	938,000
Change in ROU asset and lease liability	(6,000)	(19,000)		45,000	29,000
(Decrease) Increase in deferred revenues	(603,000)	1,207,000		146,000	1,158,000
Increase in employees and related	1,645,000	46,000		315,000	308,000
Increase (decrease) in other current liabilities	2,222,000	(120,000)		(116,000)	363,000
Net cash used in operating activities	(2,598,000)	(1,273,000)		(8,144,000)	(5,196,000)
Cash flows – investing activity
Purchase of property and equipment	(5,000)	(12,000)		(55,000)	(86,000)
Sale of property and equipment				1,000	1,000
Net cash used in investing activity	(5,000)	(12,000)		(54,000)	(85,000)
Cash flows – financing activities
Receipt of loans	2,655,000	1,371,000		7,554,000	426,000
Repayment of loans	(6,370,000)	(312,000)		(2,391,000)	(1,609,000)
Exercise of options and warrants	3,000	1,000		3,000	28,000
Cash received from Merger Agreement upon the effectiveness of the Business Combination	1,336,000
Proceeds from PIPE, net of transaction costs	8,000,000
Issuance of shares, net				2,431,000
Issuance of convertible notes					6,011,000
Proceeds from a liability for future equity (SAFE)					846,000
Net cash provided by financing activities	5,624,000	1,060,000		7,597,000	5,702,000
Increase (decrease) in cash, cash equivalents and restricted cash	3,021,000	(225,000)		(601,000)	421,000
Exchange rate differences on cash and cash equivalents and restricted cash	(22,000)	(15,000)		(29,000)	(1,000)
Cash, cash equivalents and restricted cash at the beginning of period	316,000	946,000		946,000	526,000
Cash, cash equivalents and restricted cash at the end of the period	3,315,000	706,000	$ 946,000	316,000	946,000
Supplemental Disclosures of cash flow information:
Interest paid	179,000	31,000		94,000	215,000
Income taxes paid				21,000	14,000
Supplemental disclosure of non-cash activity:
Conversion of redeemable preferred shares	15,268,000			1,057,000
Conversion of convertible notes	12,676,000			1,072,000
Conversion of warrant liability to equity	390,000
Purchase of property and equipment				7,000	5,000
Right of use asset recognized with corresponding lease liability				296,000	537,000
Cash, cash equivalent and restricted cash at the end of the period:
Cash and cash equivalents	3,122,000	688,000	927,000	294,000	927,000
Restricted cash	193,000	19,000	19,000	22,000	19,000
TRAILBLAZER HOLDINGS, INC.
Cash flows – operating activities
Net loss for the period			(53,820)	(156,348)
Changes in operating assets and liabilities:
Accrued expenses			19,278	(9,278)
Due to related party			34,542	165,626
Net cash used in operating activities
Cash flows – financing activities
Increase (decrease) in cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash at the beginning of period
Cash, cash equivalents and restricted cash at the end of the period